Note 18 - Stock Options and Nonvested Shares (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Option [Member] 2004 Stock Incentive Plan [Member] Two Officers [Member]	Dec. 31, 2013 Employee Stock Option [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 Employee Stock Option [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 Employee Stock Option [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2013 Stock Options to Non-Employees [Member] 2004 Stock Incentive Plan [Member] Consultants and Strategic Advisers [Member]	Jul. 31, 2007 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Dec. 31, 2010 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Nov. 30, 2010 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2013 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2012 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2011 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2013 2004 Stock Incentive Plan [Member] Two Officers [Member]	Dec. 31, 2013 2004 Stock Incentive Plan [Member] Consultants and Strategic Advisers [Member]	Dec. 31, 2013 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 3,035,122	$ 802,725	$ 1,538,802		$ 2,539,274	$ 207,678	$ 945,868					$ 495,848	$ 595,049	$ 592,934
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																	30,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	14,000,000		285,000												3,300,000	6,260,000	7,740,000		285,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years	3 years		3 years	2 years			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																	$ 0.17		$ 0.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value																	208,895	1,360	5,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	141,549	663,519	1,705,153
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																	1,100,240
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																	$ 4,839,329
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)									10,558,493		1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)										8,658,048
Nonvested Shares Granted, Percentage of Total Equity Interest											15.00%
Nonvested Shares Granted, Percentage of Earnings											15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)											$ 1,188